Shareholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of March 31, 2013	25,500
Weighted-average remaining contractual life (in years), Options outstanding	10 months 21 days
Weighted-average exercise price, Options outstanding	$ 52.32
Options exercisable as of March 31, 2013	25,500
Weighted-average exercise price, Options exercisable, Options exercisable	$ 52.32
$24.68 - $30.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 24.68
Range of exercise price, maximum	$ 30.00
Options outstanding as of March 31, 2013	2,750
Weighted-average remaining contractual life (in years), Options outstanding	1 year 6 months 29 days
Weighted-average exercise price, Options outstanding	$ 25.19
Options exercisable as of March 31, 2013	2,750
Weighted-average exercise price, Options exercisable, Options exercisable	$ 25.19
$30.01 - $40.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 30.01
Range of exercise price, maximum	$ 40.00
Options outstanding as of March 31, 2013	2,000
Weighted-average remaining contractual life (in years), Options outstanding	1 year 9 months 29 days
Weighted-average exercise price, Options outstanding	$ 30.02
Options exercisable as of March 31, 2013	2,000
Weighted-average exercise price, Options exercisable, Options exercisable	$ 30.02
$40.01 - $68.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 40.01
Range of exercise price, maximum	$ 68.51
Options outstanding as of March 31, 2013	20,750
Weighted-average remaining contractual life (in years), Options outstanding	8 months 16 days
Weighted-average exercise price, Options outstanding	$ 58.06
Options exercisable as of March 31, 2013	20,750
Weighted-average exercise price, Options exercisable, Options exercisable	$ 58.06